Investments and loans in subsidiaries and joint ventures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents					$ 719,808	$ 516,301	$ 213,372	$ 82,752
Total current assets					1,020,880	866,758
Other current liabilities (including trade payables)					149,288	127,377
Total current liabilities					199,916	188,395
Non-current
Assets					(3,282,589)	(3,174,200)
Financial liabilities					2,765	2,765
Total non-current liabilities					111,284	100,606
Net assets	$ (4,933)	$ (4,933)		$ 12,866	(5,172)	(4,933)	12,866
Revenue	1,280,217	1,200,777		1,001,420
Depreciation and amortization	0
Interest income	6,018	1,553		112
Interest expense	3,107	3,193		4,411
Profit before income tax	480,854	402,605		260,778
Income tax	145,807	108,384		48,003
Post-tax profit	335,047	294,221		212,775
Other comprehensive income - gain on available for sale financial asset		1,600	[1]	(561)
Opening net assets January 1	(4,933)	12,866
Gain/(loss) on available-for-sale financial asset	0	1,600		(561)
Other comprehensive income	(17)	1,606		1,011
Closing net assets	(5,172)	(4,933)		12,866
Interest in joint venture at 50%					(2,069)	(1,973)
Carrying value					1,490,719	1,448,634	1,473,256
Profit for the period	335,047	294,221		212,775
Kibali Jersey Limited [member]
Current
Cash and cash equivalents					3,288	18,865	21,373
Total current assets					169,536	198,453	280,740
Other current liabilities (including trade payables)					104,633	131,859	117,083
Total current liabilities					114,221	143,398	134,372
Non-current
Assets					(2,833,977)	(2,805,020)	(2,754,022)
Financial liabilities					41,210	46,929	51,747
Total non-current liabilities					64,454	79,188	109,206
Depreciation and amortization	264,415	210,925		192,509
Interest income	4,147	4,735		4,818
Interest expense	5,478	5,298		5,376
Profit before income tax	(40,349)	26,728		155,825
Income tax	(54,333)	(22,962)		17,840
Post-tax profit	13,984	49,690		137,985
Other comprehensive income - gain on available for sale financial asset	(33)	13		(29)
Gain/(loss) on available-for-sale financial asset	(33)	13		(29)
Other comprehensive income	(33)	13		3,144
Carrying value					25,832	28,972	31,375
Profit for the period	13,984	49,690		137,985
Kibali Jersey Limited [member] | Joint ventures [member]
Current
Cash and cash equivalents					3,288	18,865
Other current assets (excluding cash)					166,278	179,588
Total current assets					169,566	198,453
Financial liabilities (excluding trade payables)					(8,656)	(10,285)
Other current liabilities (including trade payables)					(105,565)	(133,113)
Total current liabilities					(114,221)	(143,398)
Non-current
Assets					2,833,946	2,805,020
Financial liabilities					(41,210)	(46,929)
Other liabilities					(23,244)	(32,259)
Total non-current liabilities					(64,454)	(79,188)
Net assets	2,824,837	2,780,887		2,791,184	2,824,837	2,780,887	$ 2,791,184
Revenue	754,852	709,372		747,272
Depreciation and amortization	(264,415)	(210,925)		(192,509)
Interest income	4,147	4,735		4,818
Interest expense	(5,478)	(5,298)		(5,376)
Profit before income tax	(40,349)	26,728		155,825
Income tax	54,333	22,962		(17,840)
Post-tax profit	13,984	49,690		137,985
Other comprehensive income - gain on available for sale financial asset	0	0		3,144
Opening net assets January 1	2,780,887	2,791,184
Gain/(loss) on available-for-sale financial asset	(34)	13
Other comprehensive income	(34)	13
Dividends received	0	(60,000)
Closing net assets	2,824,837	2,780,887		2,791,184
Interest in joint venture at 50%					1,412,419	1,390,443
Mineral property at acquisition	23,549	26,154
Adjustment to reflect attributable interest					8,793	1,565
Carrying value					$ 1,444,760	$ 1,418,162
Profit for the period	13,984	49,690		$ 137,985
Funds advanced	$ 30,000	$ 0

[1]	Other reserves include the cumulative charge recognized under IFRS 2 in respect of share option schemes (net of amounts transferred to share capital and share premium) as well as the foreign currency translation reserve and the movements in available-for-sale financial assets.